Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Jun. 30, 2018
Document Information [Line Items]
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	UNITED TECHNOLOGIES CORP /DE/
Entity Central Index Key	0000101829
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Public Float			$ 99,985,852,722
Entity Common Stock, Shares Outstanding		861,748,797